Share Based Payments (Details) - Schedule of Options Outstanding - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share Based Payments (Details) - Schedule of Options Outstanding [Line Items]
Exercise Price (in Dollars per share)
Share options	170,042,720	184,692,720
Share options, Weighted average remaining contractual life of options outstanding at end of period.	2 years 6 months 10 days	3 years 3 months 25 days
PBTAAA [Member]
Share Based Payments (Details) - Schedule of Options Outstanding [Line Items]
Grant Date	December 18, 2017
Expiry Date	December 14, 2022
Exercise Price (in Dollars per share)	$ 0.11
Share options		12,450,000
Pbtai [Member]
Share Based Payments (Details) - Schedule of Options Outstanding [Line Items]
Grant Date	February 1, 2018
Expiry Date	January 31, 2023
Exercise Price (in Dollars per share)	$ 0.08
Share options		700,000
ATHAAB[Member]
Share Based Payments (Details) - Schedule of Options Outstanding [Line Items]
Grant Date	September 18, 2020
Expiry Date	September 17, 2025
Exercise Price (in Dollars per share)	$ 0.09
Share options	35,000,000	35,000,000
ATHAAD[Member]
Share Based Payments (Details) - Schedule of Options Outstanding [Line Items]
Grant Date	January 7, 2021
Expiry Date	January 6, 2026
Exercise Price (in Dollars per share)	$ 0.03
Share options	91,392,720	91,392,720
ATHAAE[Member]
Share Based Payments (Details) - Schedule of Options Outstanding [Line Items]
Grant Date	November 29, 2021
Expiry Date	November 29, 2026
Exercise Price (in Dollars per share)	$ 0.04
Share options	19,250,000	19,250,000
ATHAAF[Member]
Share Based Payments (Details) - Schedule of Options Outstanding [Line Items]
Grant Date	July 31, 2021
Expiry Date	July 31, 2024
Exercise Price (in Dollars per share)	$ 0.07
Share options	12,000,000	12,000,000
ATHAAG[Member]
Share Based Payments (Details) - Schedule of Options Outstanding [Line Items]
Grant Date	November 21, 2021
Expiry Date	November 29, 2026
Exercise Price (in Dollars per share)	$ 0.02
Share options	12,400,000	13,900,000